Other related party transactions (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities	$ 291,218	$ 201,218
Board fees	245,000	182,500	$ 185,000
Board of Directors Other [Member]
Accounts payable and accrued liabilities	$ 0	40,011
Description of convertible debentures	annual interest rate of 10%, paid quarterly in arrears with conversion prices of US$0.143 and US$0.24 per common share. The debentures were able to be converted into either common shares or voting preferred shares with an annual dividend rate of 10% paid per quarter for the preferred shares
Board of Directors Employee [Member]
Accounts payable and accrued liabilities	$ 0	57,063
Description of convertible debentures	annual interest rate of 10%, paid quarterly in arrears with conversion prices of US$0.1808 and US$0.25 per common share
Board of Directors [Member]
Accounts payable and accrued liabilities	$ 41,540	55,455
Board Members [Member]
Accounts payable and accrued liabilities	$ 2,954	$ 4,680
Description of convertible debentures	annual interest rate of 10%, paid quarterly in arrears with conversion price of US$0.25 per common share
Board fees	$ 196,686